Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Payable and Accrued Liabilities

	2017	2018
Payables to contractors and equipment suppliers	82,444	70,526
Payables to telecommunications products suppliers	4,548	4,349
Customer/contractor deposits	5,262	6,381
Repair and maintenance expense payables	5,348	6,252
Bills payable	49	—
Salary and welfare payables	3,711	5,900
Interest payable	709	299
Amounts due to services providers/content providers	2,253	1,920
VAT received from customer in advance	—	3,398
Accrued expenses	14,845	15,935
Others	6,091	7,498

	125,260	122,458

Summary of Aging Analysis of Accounts Payables and Accrued Liabilities

The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2017	2018
Less than six months	104,691	105,606
Six months to one year	9,009	6,984
More than one year	11,560	9,868

	125,260	122,458